Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Interest expense	$ 3,215	$ 424	$ 265
Interest rate swaps	561	71
Debt issue cost	488	52	13
Total	$ 4,264	$ 547	$ 278